Segment Information (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Reconciliation of Revenue and Operating Income from Segments to Consolidated
Operating segment results for the years ended December 31, were as follows:

(millions)	Personal Lines	Commercial Lines	Other[1]	Companywide
December 31, 2025
Net premiums earned	$70,778	$10,881	$2	$81,661
Fees and other revenues	1,060	136	0	1,196
Total underwriting revenue	71,838	11,017	2	82,857
Losses and loss adjustment expenses:
Losses (excluding catastrophe losses)	39,222	6,080	1	45,303
Catastrophe losses	1,437	41	0	1,478
Loss adjustment expenses	6,003	1,175	0	7,178
Total losses and loss adjustment expenses	46,662	7,296	1	53,959
Underwriting expenses:
Distribution expenses[2]	9,720	1,225	4	10,949
Other underwriting expenses[3]	6,602	1,080	18	7,700
Total underwriting expenses	16,322	2,305	22	18,649
Pretax underwriting profit (loss)	$8,854	$1,416	$(21)	10,249
Investment profit (loss)[4]				4,276
Service businesses				(24)
Interest expense				(278)
Total pretax profit (loss)				$14,223

(millions)	Personal Lines	Commercial Lines	Other[1]	Companywide
December 31, 2024
Net premiums earned	$60,091	$10,707	$1	$70,799
Fees and other revenues	893	171	0	1,064
Total underwriting revenue	60,984	10,878	1	71,863
Losses and loss adjustment expenses:
Losses (excluding catastrophe losses)	33,684	6,421	10	40,115
Catastrophe losses	2,434	80	0	2,514
Loss adjustment expenses	5,325	1,109	(3)	6,431
Total losses and loss adjustment expenses	41,443	7,610	7	49,060
Underwriting expenses:
Distribution expenses[2]	7,969	1,168	1	9,138
Other underwriting expenses[3]	4,732	964	11	5,707
Total underwriting expenses	12,701	2,132	12	14,845
Pretax underwriting profit (loss)	$6,840	$1,136	$(18)	7,958
Investment profit (loss)[4]				3,067
Service businesses				(33)
Interest expense				(279)
Total pretax profit (loss)				$10,713

(millions)	Personal Lines	Commercial Lines	Other[1]	Companywide
December 31, 2023
Net premiums earned	$48,765	$9,899	$1	$58,665
Fees and other revenues	740	149	0	889
Total underwriting revenue	49,505	10,048	1	59,554
Losses and loss adjustment expenses:
Losses (excluding catastrophe losses)	31,509	6,866	3	38,378
Catastrophe losses	1,753	41	0	1,794
Loss adjustment expenses	4,487	993	3	5,483
Total losses and loss adjustment expenses	37,749	7,900	6	45,655
Underwriting expenses:
Distribution expenses[2]	4,904	1,073	1	5,978
Other underwriting expenses[3]	3,967	952	10	4,929
Total underwriting expenses	8,871	2,025	11	10,907
Pretax underwriting profit (loss)	$2,885	$123	$(16)	2,992
Investment profit (loss)[4]				2,219
Service businesses				(39)
Interest expense				(268)
Total pretax profit (loss)				$4,904
[1] Includes other underwriting businesses and run-off operations.
[2] Includes policy acquisition costs, agent contingent commissions, and advertising costs attributable to our operating segments. A portion of our companywide advertising costs are also related to our service businesses.
[3] Primarily consists of employee compensation and benefit costs, policyholder credit expense, and the increase in the allowance for credit loss exposure on our premiums receivable.
[4] Calculated as recurring investment income plus total net realized gains (losses) on securities, less investment expenses.

Reconciliation of Revenue from Segments to Consolidated
The reconciliation of total underwriting revenues to consolidated revenues for the years ended December 31, were as follows:

(millions)	2025	2024	2023
Total underwriting revenue	$82,857	$71,863	$59,554
Investment income	3,583	2,832	1,892
Total net realized gains (losses) on securities	727	264	353
Service revenues	504	413	310
Total revenues	$87,671	$75,372	$62,109

Underwriting Margins and Combined Ratios for our Underwriting Operations	Following are the underwriting margins and combined ratios for our underwriting operations for the years ended December 31:

	2025		2024		2023
	Underwriting Margin	Combined Ratio	Underwriting Margin	Combined Ratio	Underwriting Margin	Combined Ratio
Personal Lines	12.5%	87.5	11.4%	88.6	5.9%	94.1
Commercial Lines	13.0	87.0	10.6	89.4	1.2	98.8
Total underwriting operations	12.6	87.4	11.2	88.8	5.1	94.9